As filed with the Securities and Exchange Commission on November 29, 2004
                                     Investment Company Act file number 811-4922


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                   California Daily Tax Free Income Fund, Inc.
               (Exact name of registrant as specified in charter)
                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)


                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: December 31, 2004

Date of reporting period: September 30, 2004

Item 1: Schedule of Investments

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
September 30, 2004
(UNAUDITED)



                                                                                    Maturity  Current   Amortized     Ratings (a)
       Shares/Par          Security Description                                       Date    Coupon      Cost      Moody's     S&P
       ----------          --------------------                                       ----    ------      ----      -------     ---

PUT BONDS (b) (14.75%)
------------------------------------------------------------------------------------------------------------------------------------
$  6,000,000.00  CALIFORNIA INFRASTRUCTURE & EDRB (J. PAUL GETTY TRUST)
                 - SERIES D YTM 1.81%                                                02/01/05  1.17% $  5,987,070.24  VMIG-1   A1+
   5,000,000.00  HOUSTON, TX INDEPENDENT SCHOOL DISRICT LIMITED TAX
                 SCHOOLHOUSE AND REFUNDING BONDS - SERIES 2003                       06/15/05  1.73     5,000,000.00  VMIG-1   A1+
   5,050,000.00  IOWA FINANCE AUTHORITY SINGLE FAMILY MORTGAGE BONDS,
                 YTM 1.31%
                 INSURED BY MBIA INSURANCE CORP.                                     12/21/04  1.20     5,048,726.94  VMIG-1
   3,000,000.00  METROPOLITAN GOVERNMENT OF NASHVILLE & DAVIDSON
                 COUNTIES, TN (VANDERBILT UNIVERSITY) - SERIES 1985A                 01/15/05  1.05     3,000,000.00  VMIG-1   A1+
   5,000,000.00  PLAQUEMINES, LA PORT & HARBOR (CHEVRON PIPE LINE CO.),
                 YTM 1.12% (c)                                                       09/01/05  1.75     5,009,040.41
   2,500,000.00  PLAQUEMINES, LA PORT & HARBOR (INTERNATIONAL MARINE
                 TERMINAL PROJECT) - SERIES 1984B (c)
                 LOC KBC BANK                                                        03/15/05  1.08     2,500,000.00
     940,000.00  POOLED PUTTABLE FLOATING OPTIONS - SERIES PPT-33
                 LOC MERRILL LYNCH & COMPANY, INC.                                   06/16/05  1.90       940,000.00           A1+
   3,500,000.00  RICHARDSON INDEPENDENT SCHOOL DISTRICT
                 (UNLIMITED TAX SCHOOL BUILDING BOND) - SERIES 2000                  04/01/05  1.10     3,500,000.00  VMIG-1   A1+
   4,000,000.00  VERMONT EDUCATION AND HEALTH BUILDING FINANCE AGENCY
                 (MIDDLEBURY COLLEGE), YTM 1.45% (c)                                 11/01/04  1.10     3,998,819.86
---------------                                                                                      ---------------
$ 34,990,000.00  TOTAL PUT BONDS                                                                     $ 34,983,657.45
---------------                                                                                      ---------------


TAX EXEMPT COMMERCIAL PAPER (9.82%)
 -----------------------------------------------------------------------------------------------------------------------------------

$  5,300,000.00  LOS ANGELES COUNTY, CA MTA (2ND SALES REVENUE NOTES)
                 - SERIES A
                 LOC BAYERISCHE LANDESBANK/LANDESBAK BADEN WURTENBURG
                 WESTDEUTSCHE LANDESBANK                                             10/06/04  1.13% $  5,300,000.00     P1    A1+
   5,000,000.00  LOS ANGELES COUNTY, CA MTA (2ND SALES REVENUE NOTES)
                 - SERIES A
                 LOC BAYERISCHE LANDESBANK/LANDESBAK BADEN WURTENBURG
                 WESTDEUTSCHE LANDESBANK                                             10/07/04  1.09     5,000,000.00     P1    A1+
   5,000,000.00  PORT OF OAKLAND, CA- SERIES E
                 LOC BANK OF AMERICA/MORGAN GUARANTY TRUST COMPANY                   11/01/04  1.17     5,000,000.00     P1    A1+
   5,000,000.00  REGENTS OF THE UNIVERSITY OF CALIFORNIA - SERIES A                  11/09/04  1.30     5,000,000.00     P1    A1+
   3,000,000.00  REGENTS OF THE UNIVERSITY OF CALIFORNIA - SERIES A                  11/09/04  1.15     3,000,000.00     P1    A1+

---------------                                                                                      ---------------
$ 23,300,000.00  TOTAL TAX EXEMPT COMMERCIAL PAPER                                                   $ 23,300,000.00
---------------                                                                                      ---------------


TAX EXEMPT GENERAL OBLIGATION NOTES & BONDS (6.36%)
------------------------------------------------------------------------------------------------------------------------------------

$  2,000,000.00  ALAMEDA COUNTY, CA RAN
                 (ALEMEDA-CONTRA COSTA TRANSIT DISTRICT), YTM 1.50%
                 LOC BNP PARIBAS                                                     07/07/05  3.00% $  2,021,369.56   MIG-1   A1+
   3,000,000.00  CALIFORNIA ABN AMRO MUNITOPS CERTIFICATE TRUST
                 (SEQUIOA UNION SINGLE ASSETS) - SERIES 2004-26
                 INSURED BY MBIA INSURANCE CORP.                                     10/20/04  1.27     3,000,000.00  VMIG-1
   1,000,000.00  CALIFORNIA CSUCI FINANCING AUTHORITY RENTAL HOUSING RB
                 - SERIES 2001
                 LOC CITIBANK                                                        08/01/05  1.60     1,000,000.00  VMIG-1
   1,500,000.00  CALIFORNIA SCHOOL CASH RESERVE PROGARM AUTHORITY
                 - SERIES A, YTM 1.60%
                 INSURED BY AMBAC INDEMNITY CORP.                                    07/06/05  3.00     1,515,731.75   MIG-1 SP-1+
   3,000,000.00  CONTRA COSTA COUNTY, CA (BOARD OF EDUCATION)
                 - SERIES 2004, YTM 1.64%                                            06/30/05  3.00     3,029,905.05         SP-1+
   1,475,000.00  SANTA CRUZ COUNTY, CA TRAN SERIES 2004/2005, YTM 1.62%              07/06/05  3.00     1,490,252.96   MIG-1 SP-1+
   3,000,000.00  TEXAS STATE TRAN, YTM 1.60%                                         08/31/05  3.00     3,037,801.48   MIG-1 SP-1+
---------------                                                                                      ---------------
$ 14,975,000.00  TOTAL TAX EXEMPT GENERAL OBLIGATION NOTES & BONDS                                   $ 15,095,060.80
---------------                                                                                      ---------------


VARIABLE RATE DEMAND INSTRUMENTS (d) (68.63%)
------------------------------------------------------------------------------------------------------------------------------------

$  5,000,000.00  CALIFORNIA ABN AMRO MUNITOPS CERTIFICATES TRUST
                 (SEQUIOA UNION SINGLE ASSETS) - SERIES 2003-2
                 INSURED BY MBIA INSURANCE CORP.                                     01/01/10  1.71% $  5,000,000.00  VMIG-1
   4,200,000.00  CALIFORNIA ASSOCIATION FOR BAY AREA GOVERNMENT
                 NONPROFIT CORP.
                 (EPISCOPAL HOMES FOUNDATION PROJECT)
                 LOC WELLS FARGO BANK, N.A.                                          02/01/25  1.73     4,200,000.00           A1+
   3,475,000.00  CALIFORNIA DEPARTMENT OF WATER RESOURCES TRUST RECEIPTS
                 - SERIES L12
                 INSURED BY FSA                                                      05/01/11  1.75     3,475,000.00  VMIG-1
   1,000,000.00  CALIFORNIA HFFA RB (ADVENTIST HEALTH SYSTEM/WEST)
                 - SERIES B
                 LOC KBC BANK                                                        09/01/25  1.71     1,000,000.00  VMIG-1
   3,540,000.00  CALIFORNIA INFRASTRUCTURE & EDRB
                 (SAN FRANCISCO BALLET ASSOCIATION)
                 LOC ALLIED IRISH BANK                                               07/01/32  1.68     3,540,000.00  VMIG-1
   5,000,000.00  CALIFORNIA STATE DEPARTMENT OF WATER RESOURCES RB
                 (POWER SUPPLY) - SERIES C-2
                 INSURED BY AMBAC INDEMNITY CORP.                                    05/01/22  1.70     5,000,000.00  VMIG-1   A1+
  10,000,000.00  CALIFORNIA STATE DEPARMENT OF WATER RESOURCES RB
                 (POWER SUPPLY) - SERIES C-4
                 LOC JPMORGAN CHASE / CALIFORNIA STATE TEACHERS                      05/01/22  1.70    10,000,000.00  VMIG-1   A1+
   6,900,000.00  CALIFORNIA STATE DEPARMENT OF WATER RESOURCES RB
                 (POWER SUPPLY) - SERIES C-15
                 LOC BANK OF NOVA SCOTIA                                             05/01/22  1.70     6,900,000.00  VMIG-1   A1+
   4,000,000.00  CALIFORNIA STATE ECONOMIC RECOVERY - SERIES C - 10
                 LOC BNP PARIBAS                                                     07/01/23  1.70     4,000,000.00  VMIG-1   A1+
   4,685,000.00  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY RB
                 (JAPANESE AMERICAN MUSEUM) - SERIES A
                 LOC ALLIED IRISH BANK                                               08/01/30  1.68     4,685,000.00           A1
   1,610,000.00  CALIFORNIA WATER REFUSE FINANCE AUTHORITY RB
                 INSURED BY FSA                                                      05/01/28  1.70     1,610,000.00           A1+
   1,220,000.00  CARLSBAD, CA MHRB (LA COSTA APARTMENTS PROJECT) - SERIES A
                 GUARANTEED BY FEDERAL HOME LOAN MORTGAGE CORPORATION                06/01/16  1.70     1,220,000.00  VMIG-1
   3,000,000.00  CLIPPER TAX-EXEMPT COPS - SERIES 2004                               05/01/11  1.73     3,000,000.00  VMIG-1
   1,200,000.00  COLTON, CA REDEVELOPMENT AGENCY 1985 ISSUE - SERIES A
                 GUARANTEED BY FEDERAL HOME LOAN BANK                                05/01/10  1.55     1,200,000.00           A1+
   1,100,000.00  DUBLIN, CA MHRB (PARK SIERRA) - SERIES A
                 LOC KBC BANK                                                        06/01/28  1.74     1,100,000.00  VMIG-1
   4,900,000.00  FREMONT, CA COPS (CAPITAL IMPROVEMENT FINANCING PROJECT)
                 LOC BANK OF NOVA SCOTIA                                             08/01/30  1.70     4,900,000.00  VMIG-1
   3,000,000.00  GOLDEN STATE TOBACCO SECURITIZATION CORPORATION RB
                 INSURED BY AMBAC INDEMNITY CORP.                                    06/01/28  1.76     3,000,000.00           A1
   3,000,000.00  HAYWARD, CA MHRB (BARRINGTON HILLS) - SERIES A
                 COLLATERALIZED BY FEDERAL NATIONAL MORTGAGE ASSOCIATION             06/15/25  1.68     3,000,000.00           A1+
   1,000,000.00  IRVINE RANCH, CA IMPROVEMENT BOND ACT-1915
                 LIMITED OBLIGATION-ASSESTMENT DISTRICT # 93-14
                 LOC BANK OF AMERICA                                                 09/02/25  1.73     1,000,000.00  VMIG-1   A1+
   1,290,000.00  IRVINE RANCH, CA PUBLIC FACILITIES & INFRASTRUCTURE
                 AUTHORITY
                 (LEASE CAPITAL IMPROVEMENT PROJECT)
                 LOC BAYERISCHE HYPOVEREINSBANK, A.G.                                11/01/10  1.72     1,290,000.00  VMIG-1   A1+
   1,000,000.00  IRVINE RANCH, CA UFSD COMMUNITY FACILITIES DISTRICT #01-01
                 LOC BANK OF NEW YORK / CALIFORNIA STATE TEACHERS
                 RETIREMENT SYSTEM                                                   09/01/38  1.73     1,000,000.00  VMIG-1
   1,200,000.00  IRVINE RANCH, CA WATER DISTRICT #182 - SERIES A
                 LOC LANDESBANK HESSEN                                               11/15/13  1.73     1,200,000.00           A1+
   1,000,000.00  IRVINE RANCH, CA WATER DISTRICT CONSTRUCTION BONDS
                 LOC BANK OF AMERICA                                                 04/01/33  1.73     1,000,000.00  VMIG-1   A1+
   5,800,000.00  LOS ANGELES, CA (DEPARTMENT OF WATER AND POWER SYSTEM)
                 - SUBSERIES A-6                                                     07/01/35  1.70     5,800,000.00  VMIG-1   A1+
   3,300,000.00  LOS ANGELES, CA HOUSING AUTHORITY MHRB (MALIBU MEADOWS
                 PROJECT)-SERIES 1998B
                 COLLATERALIZED BY FEDERAL NATIONAL MORTGAGE ASSOCIATION             04/15/28  1.68     3,300,000.00           A1+
     715,000.00  LOS ANGELES, CA IDRB (CEREAL FOOD PROCESSORS, INC. PROJECT)
                 -SERIES 1995
                 LOC COMMERCE BANK                                                   12/01/05  1.73       715,000.00           A1
   4,000,000.00  MASSACHUSETTS HEFA (HARVARD UNIVERSITY) - SERIES GG-1               07/01/29  1.67     4,000,000.00  VMIG-1   A1+
   4,800,000.00  OAKLAND, CA JOINT POWERS FINANCING AUTHORITY LEASE REVENUE
                 - SERIES A-1
                 INSURED BY FSA                                                      08/01/21  1.67     4,800,000.00  VMIG-1   A1+
   4,000,000.00  ORANGE COUNTY, CA APARTMENT DEVELOPMENT RB ISSUE G 1998
                 - SERIES 2
                 COLLATERALIZED BY FEDERAL NATIONAL MORTGAGE ASSOCIATION             11/15/28  1.68     4,000,000.00           A1+
   1,200,000.00  ORANGE COUNTY, CA APARTMENTS DEVELOPMENT RB (NIGUEL SUMMIT 1)
                 - SERIES A
                 GUARANTEED BY FEDERAL HOME LOAN MORTGAGE CORPORATION                11/01/09  1.65     1,200,000.00  VMIG-1
   1,323,000.00  ORANGE COUNTY, CA IMPROVEMENT BONDS (IRVINE COAST
                 ASSESSMENT DISTRICT # 88-1)
                 LOC KBC BANK                                                        09/02/18  1.71     1,323,000.00  VMIG-1   A1+
   3,100,000.00  ORANGE COUNTY, CA SANITATION DISTRICT COPS
                 - SERIES 1-3, 5-7, & 11
                 INSURED BY AMBAC INDEMNITY CORP.                                    08/01/13  1.70     3,100,000.00  VMIG-1   A1+
   2,500,000.00  PUERTO RICO COMMONWEALTH INFRASTRUCTURE FINANCING AUTHORITY         04/01/27  1.68     2,500,000.00           A1+
   2,000,000.00  PUERTO RICO COMMONWEALTH ROC II - SERIES 185
                 INSURED BY FGIC                                                     07/01/16  1.72     2,000,000.00  VMIG-1
   4,000,000.00  PUERTO RICO PFC P-FLOATS PA 843
                 INSURED BY FSA                                                      07/01/16  1.68     4,000,000.00           A1+
   7,000,000.00  RANCHO, CA WATER DISTRICT FINANCE AUTHORITY - SERIES B
                 INSURED BY FGIC                                                     08/01/31  1.69     7,000,000.00  VMIG-1
   8,615,000.00  SACRAMENTO COUNTY, CA COPS
                 LOC BAYERISCHE LANDESBANK                                           06/01/20  1.70     8,615,000.00  VMIG-1   A1+
   7,900,000.00  SACRAMENTO COUNTY, CA MHRB - SERIES C
                 GUARANTEED BY FEDERAL HOME LOAN MORTGAGE CORP.                      04/15/07  1.70     7,900,000.00  VMIG-1
   5,870,000.00  SACRAMENTO COUNTY, CA SANITATION DISTRICT FINANCE AUTHORITY
                 (SACRAMENTO REGIONAL) - SERIES C
                 LOC CREDIT AGRICOLE                                                 12/01/30  1.65     5,870,000.00  VMIG-1   A1+
   3,695,000.00  SACRAMENTO, CA MHRB (SMOKETREE APARTMENTS) - SERIES 1990A
                 COLLATERALIZED BY FEDERAL NATIONAL MORTGAGE ASSOCIATION             04/15/10  1.72     3,695,000.00           A1+
   2,900,000.00  SAN BERNADINO COUNTY, CA COPS
                 (COUNTY CENTER REFINANCING PROJECT) - SERIES 1996
                 LOC BNP PARIBAS                                                     07/01/15  1.69     2,900,000.00  VMIG-1   A1+
   3,000,000.00  SAN DIEGO, CA COPS (SAN DIEGO MUSEUM OF ART)
                 LOC ALLIED IRISH BANK                                               09/01/30  1.83     3,000,000.00  VMIG-1
   5,300,000.00  SAN FRANCISCO, CA (FILMORE CENTER A-1)
                 LOC CREDIT SUISSE FIRST BOSTON                                      12/01/17  1.71     5,300,000.00           A1+
   1,675,000.00  SANTA CLARA COUNTY, CA MHRB (GROVE GARDEN APARTMENTS)
                 - SERIES 1997A
                 COLLATERALIZED BY FEDERAL NATIONAL MORTGAGE ASSOCIATION             02/15/27  1.68     1,675,000.00           A1+
   1,000,000.00  SIMI VALLEY, CA MHRB (LINCOLN WOOD RANCH)
                 GUARANTEED BY FEDERAL HOME LOAN MORTGAGE CORPORATION                06/01/10  1.68     1,000,000.00           A1+
   2,000,000.00  SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
                 (SOUTHERN TRANSMISSION PROJECT) - SERIES 2000A
                 INSURED BY FSA                                                      07/01/23  1.70     2,000,000.00  VMIG-1   A1+
   3,000,000.00  STATE OF CALIFORNIA GO RB
                 INSURED BY FGIC                                                     09/01/21  1.72     3,000,000.00           A1+
   1,800,000.00  VALLEJO, CA HOUSING AUTHORITY MHRB - SERIES C
                 LOC BANK OF AMERICA                                                 01/01/08  1.71     1,800,000.00  VMIG-1
---------------                                                                                      ---------------
$162,813,000.00  TOTAL VARIABLE RATE DEMAND INSTRUMENTS                                              $162,813,000.00
---------------                                                                                      ---------------

VARIABLE RATE DEMAND INSTRUMENTS - PRIVATE PLACEMENTS (1.22%)
------------------------------------------------------------------------------------------------------------------------------------

 $ 1,945,000.00  REDEVELOPMENT AGENCY OF THE CITY OF MORGAN HILL
                 (KENT TRUST PROJECT) - SERIES 1984B
                 LOC COMERICA BANK                                                   12/01/14  2.37% $  1,945,000.00     P1    A1
     950,000.00  REDEVELOPMENT AGENCY OF THE CITY OF MORGAN HILL
                 (NOB HILL VENTURE INVESTMENTS) - SERIES 1984
                 LOC WELLS FARGO BANK, N.A.                                          12/01/09  2.37       950,000.00     P1    A1+
 --------------                                                                                      ---------------
 $ 2,895,000.00  TOTAL VARIABLE RATE DEMAND INSTRUMENTS - PRIVATE PLACEMENTS                         $ 2 ,895,000.00
 --------------                                                                                      ---------------

                             Total Investments (100.78%)                                             $239,086,718.25
                             Net Cash (-0.78%)                                                         (1,862,279.54)
                                                                                                     ---------------
                             Net Assets (100.00%)                                                    $237,224,438.71
                                                                                                     ===============
                              Shares Outstanding :
                                  Class A                                                            185,153,423.55
                                                                                                     ===============
                                  Class B                                                             24,477,154.91
                                                                                                     ===============
                                  Advantage Tax - Exempt Liquidity Fund                               27,879,483.09
                                                                                                     ===============
                             NAV:
                                  Class A                                                            $         1.00
                                                                                                     ===============
                                  Class B                                                            $         1.00
                                                                                                     ===============
                                                                                                     $         1.00
                                  Advantage Tax - Exempt Liquidity Fund                              ===============

                             All portfolio investments meet the high quality credit, maturity and minimal credit risk requirements under Rule 2a-7.


FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated is the next put date.

(c) Securities that are not rated that the Adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days' notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.



KEY:
     COPs     =   Certificates of Participation               MTA      =   Metropolitan Transit Authority
     EDRB     =   Economic Development Revenue Bond           PFC      =   Public Finance Corporation
     FGIC     =   Financial Guaranty Insurance Company        RAN      =   Revenue Anticipation Note
     FSA      =   Financial Security Assurance                RB       =   Revenue Bond
     GO       =   General Obligation                          ROC      =   Reset Option Certificate
     HEFA     =   Health and Education Facilities Authority   TOPs     =   Tender Option Puts
     HFFA     =   Health Facility Finance Authority           TRAN     =   Tax and Revenue Anticipation Note
     IDRB     =   Industrial Development Revenue Bond         UFSD     =   Unified School District
     LOC      =   Letter of Credit                            YTM      =   Yield  to Maturity
     MHRB     =   Multi-Family Housing Revenue Bond

Item 2:    Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.


(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 3:    Exhibits


Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) California Daily Tax Free Income Fund, Inc.


By (Signature and Title)*         /s/Rosanne Holtzer
                                     Rosanne Holtzer, Secretary


Date: November 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)          /s/Steven W. Duff
                                     Steven W. Duff, President


Date: November 29, 2004


By (Signature and Title)*         /s/Richard DeSanctis
                                     Richard DeSanctis, Treasurer


Date: November 29, 2004


* Print the name and title of each signing officer under his or her signature.